Intangibles and other assets (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets Line Items
Intangible assets other than goodwill	$ 7.1	$ 5.5
Other assets	51.5	38.8
Intangibles and other assets	58.6	44.3
Future community costs [Member]
Disclosure Of Intangible Assets Line Items
Other assets	42.8
Cash advances and equipment financing advances [Member]
Disclosure Of Intangible Assets Line Items
Other assets	$ 8.7	$ 0.0